Liquidity (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Liquidity [Line Items]
Net loss	$ (6,279,504)	$ (7,964,159)	$ (11,467,142)
Accumulated deficit	40,300,000
Cash	2,700,000
Working capital	6,500,000
Accounts receivable balance	$ 498,156	341,035
Accounts receivable, percentage	10.00%
Advances to supplier	$ 81,014	485,282
Advances to supplier percentage	16.00%
Cash and restricted cash	$ 2,700,000
Variable Interest Entity, Primary Beneficiary [Member]
Liquidity [Line Items]
Net loss	(3,698,695)	$ (7,120,033)	$ (10,689,357)
Cash	2,700,000				¥ 18.8
Advances to supplier	$ 1,200,000
Subsequent Event [Member]
Liquidity [Line Items]
Accounts receivable balance				$ 3,900,000